Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-based Compensation	Share-based Compensation
On April 14, 2020, the Shareholders of the Company approved a share purchase option plan (the “Nomad Option Plan”), a share unit plan (the “Nomad Share Unit Plan”), and a deferred share unit plan (the “Nomad DSU Plan”) (together, the “Plans”). The Plans became effective upon the listing of the common shares of the Company on the TSX, on May 29, 2020.
The Plans permit the issuance of options to purchase common shares (“Options”), restricted share units (“RSUs”), performance share units (“PSUs”) and deferred share units (“DSUs”) which, together with the Company’s other share compensation arrangements, may not exceed 10% of the Company’s issued and outstanding common shares as at the date of the grant. No participant will be able to hold Options, RSUs, PSUs or DSUs with respect to such number of common shares that would exceed 5% of the number of common shares issued and outstanding. In addition, within any one-year period, the number of common shares issued to insiders of the Company under the Plans, cannot exceed 10% of the common shares then issued and outstanding.
Share options
The Company established the Nomad Option Plan, an equity-settled plan, whereby the Company’s Board of Directors may, from time to time, grant options to directors, officers, employees and consultants. The exercise price of an Option, determined by the Board of Directors, is not less than the closing price of the common shares on the TSX on the last trading day preceding the grant date. The duration and the vesting period are determined at the discretion of the Company’s Board of Directors. However, the expiry date may not exceed 10 years after the grant date.
The Nomad Option Plan replaced the Guerrero Ventures Inc.’s share purchase option plan (the “Guerrero Option Plan”) following the completion of the RTO Transaction. The 2,425,000 options outstanding under the Guerrero Option Plan continue to be exercisable.
Set out below are summaries of options granted under the Nomad Option Plan and the Guerrero Option Plan:

	Number of Options	Weighted average exercise price per share
		CAD $
Options outstanding as at January 1, 2020	—	—
Options deemed issued upon the RTO (Note 6)	2,425,000	0.20
Granted	8,258,100	1.03
Options outstanding as at December 31, 2020	10,683,100	0.84
Options exercisable as at December 31, 2020	7,425,000	0.67
A summary of the Company’s Options as of December 31, 2020 is as follows:

Exercise Price	Number of Options outstanding	Number of Options exercisable	Weighted Average Remaining Contractual Life (in years)
CAD $

0.20	2,425,000	2,425,000	3.6
0.90	5,000,000	5,000,000	3.6
1.12	552,100	—	4.9
1.23	2,523,300	—	4.4
1.50	182,700	—	4.6
	10,683,100	7,425,000	3.9
The Company expenses the fair value of the Options that are expected to vest, over the vesting period, using the Black-Scholes option pricing model to estimate the fair value at the date of grant. The model requires the use of subjective assumptions, including expected share price volatility. Expected volatility is determined by benchmarking comparable situations for companies that are similar to the Company. The weighted average fair value of share purchase Options granted, and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

For the year ended December 31, 2020

Black-Scholes weighted average assumptions
Grant date share price and exercise price (CAD$)	$1.00
Expected dividend yield	2.0%
Expected volatility	40%
Risk-free interest rate	0.4%
Expected Option life, in years	4.4
Weighted average fair value per Option granted	$0.27
The fair value of the Options is recognized as compensation expense over the vesting period. For the year ended December 31, 2020, the total share-based compensation related to options amounted to $1,329,000, including an amount of $196,000 related to compensation expected to be settled in Options in 2021 (2019 – nil) and is classified under Share-based compensation.
Restricted and performance share units
The Company established the Nomad Share Unit Plan, whereby the Company’s Board of Directors may, from time to time, grant RSUs and PSUs to officers, employees and consultants of the Company.
Each RSU and PSU entitles the participant to receive, at the Company’s discretion, one common share, its cash equivalent or a combination of common share and cash. The Company intends to settle these RSU and PSU in the form of common shares and therefore, the Nomad Share Unit Plan is considered an equity-settled plan. At the time of granting RSUs or PSUs under the Nomad Share Unit Plan, the Board of Directors determines, in its sole discretion, any vesting conditions, settlement period or other conditions applicable to such grant; and in case of PSUs determine the level of attainment of the performance objectives which must be attained for any PSUs to be earned.
RSUs give the holder the right to receive a specified number of common shares at the specified vesting date. Compensation expense related to RSUs is recognized over the vesting period based upon the fair value of the Company’s common shares on the grant date and the awards that are expected to vest. The fair value is calculated with reference to the closing price of the Company’s common shares on the TSX on the business day prior to the date of grant and is adjusted in function of the applicable terms for the performance based components, when applicable. On the settlement date, one common share is issued for each RSU, after deducting any income taxes payable on the benefit earned by the RSU holder that must be remitted by the Company to the tax authorities.
Participants may elect to defer the settlement of RSUs and PSUs to a later date but not later than the expiry date of such RSUs and PSUs.
Set out below are summaries of RSUs granted under the Nomad Share Unit Plan:

	Number of RSUs	Weighted average intrinsic value at grant date
		CAD $
RSUs outstanding as at January 1, 2020	—	—
Granted	2,414,022	1.10
Settled	(952,722)	1.07
RSUs outstanding as at December 31, 2020	1,461,300	1.12
RSUs vested as at December 31, 2020	—	—
The fair value of the RSUs is recognized as compensation expense over the vesting period. For the year ended December 31, 2020, the total share-based compensation related to RSUs amounted to $1,030,000 (2019 – nil) and is classified under Share-based compensation. During the year ended December 31, 2020, 952,722 RSUs were settled (2019 – nil).
Deferred share units
The Company established the Nomad DSU Plan, whereby the Company may, from time to time, grant DSUs to non-executive directors of the Company. These directors may elect to receive all or part of the retainer fees payable to them as a member of the Board of Directors in DSUs. DSUs expire on the business day that is immediately preceding December 31 of the calendar year following the calendar year during which the non-executive director ceases to be a director of the Company and the Company may, at its sole discretion, settle the DSUs by delivering common shares, making a cash equivalent payment or a combination of common shares and cash. DSUs have the same value as common shares. Once they cease to be a member of the Board of Directors, the Company intends to settle these DSU in the form of common shares and therefore, the Nomad DSU Plan is considered an equity-settled plan.
DSUs give the holder the right to receive a specified number of common shares at the specified vesting date. Compensation expense related to DSUs is recognized over the vesting period based upon the fair value of the Company’s common shares on the grant date and the awards that are expected to vest. The fair value is calculated with reference to the closing price of the Company’s common shares on the TSX on the business day prior to the date of grant. On the settlement date, one common share is issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities.
Set out below are summaries of DSUs granted under the Nomad DSU Plan:

	Number of DSUs	Weighted average intrinsic value at grant date
		CAD $
DSUs outstanding as at January 1, 2020	—	—
Granted	673,800	1.32
DSUs outstanding as at December 31, 2020	673,800	1.32
DSUs vested as at December 31, 2020	—	—
The fair value of the DSUs is recognized as compensation expense over the vesting period. For the year ended December 31, 2020, the total share-based compensation related to DSUs amounted to $383,000 (2019 – nil) and is classified under Share-based compensation.